Deferred income Taxes - Schedule of Non-capital and Farm Losses Expire (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	$ 85,254
Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	385
United States [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	84,869
2021 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	8,402
2021 [member] | United States [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	8,402
2022 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	5,043
2022 [member] | United States [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	5,043
2023 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	5,117
2023 [member] | United States [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	5,117
2024 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	4,015
2024 [member] | United States [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	4,015
2025 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	8,757
2025 [member] | United States [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	8,757
2027 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	25
2027 [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	25
2028 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	4
2028 [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	4
2029 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	89
2029 [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	25
2029 [member] | United States [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	64
2030 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	7
2030 [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	7
2031 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	992
2031 [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	4
2031 [member] | United States [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	988
2032 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	14,899
2032 [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	4
2032 [member] | United States [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	14,895
2033 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	4
2033 [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	4
2034 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	11,669
2034 [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	4
2034 [member] | United States [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	11,665
2035 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	7,553
2035 [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	108
2035 [member] | United States [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	7,445
2036 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	3,681
2036 [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	98
2036 [member] | United States [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	3,583
2037 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	5,668
2037 [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	98
2037 [member] | United States [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	5,570
2038 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	9,329
2038 [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	4
2038 [member] | United States [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Non Capital And Farm Losses	$ 9,325